Significant Accounting Policies	6 Months Ended
Jun. 30, 2024
Accounting Policies [Abstract]
Significant Accounting Policies
2.	Significant Accounting Policies
A discussion of the Company’s significant accounting policies can be found in the 2023 Consolidated Financial Statements